NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Detail Textuals 1) (USD $) In Billions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended	84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Noncontrolling Interest [Line Items]
Revenue								[1]
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue				$ 5.5
Entity Number Of Employees	120,000		120,000					120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000					13,000

[1]	As Restated - Note 10